Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 £ / €	Dec. 31, 2025 ¥ / €	Dec. 31, 2025 SFr / €	Dec. 31, 2025 $ / €	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 £ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 $ / €
Financial Risk Factors and Risk Management
Exposure	€ 6,000					€ 5,600
FX forward contracts | 1 to 6 months
Financial Risk Factors and Risk Management
Exposure	3,721					2,078
Average forward rate		0.88	176.02	0.93	1.18		0.83	158.63	0.92	1.06
FX forward contracts | 7 to 12 months
Financial Risk Factors and Risk Management
Exposure	€ 1,830					€ 1,657
Average forward rate		0.89	175.22	0.92	1.19		0.84	157.46	0.91	1.07